Subsequent Events (Details) $ / shares in Units, $ in Billions	Jul. 25, 2024 USD ($) Office $ / shares
Fentura Financial, Inc. [Member]
Subsequent Events [Abstract]
Right to receive cash for each share of common stock (in dollars per share) | $ / shares	$ 1.35
Consolidated total assets | $	$ 4.3
Number of offices acquired | Office	56
Underwritten Public Offering [Member]
Subsequent Events [Abstract]
Period of option to purchase additional shares	30 days
Additional percentage of common stock available for grant to underwriters in offering	15.00%